WARRANTS (Details - Warrant activity) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants, Beginning balance	1,050	1,056
Weighted average exercise price, Beginning balance	$ 3,538.93	$ 3,521.12
Number of warrants, Granted	200,001	0
Weighted average exercise price, Granted	$ 6.00	$ 0
Number of warrants, Exercised	0	0
Weighted average exercise price, Exercised	$ 0	$ 0
Number of warrants, Expired	(3)	(6)
Weighted average exercise price, Expired	$ 27,000.00	$ 405.00
Number of warrants, Ending balance	201,048	1,050
Weighted average exercise price, Ending balance	$ 24.05	$ 3,538.93
Number of warrants, Exercisable	67,714	1,050
Weighted average exercise price, exercisable	$ 62.54	$ 3,538.93